SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-	SHAREHOLDERS' EQUITY

a.	Issuance of Shares:

On June 14, 2018, the Company entered into an agreement in connection with a registered direct offering (the “Offering”) of an aggregate of 5,316,457 Ordinary Shares (the “RD Shares”) of the Company at a purchase price of $3.95 per RD Share. In connection with the issuance of the RD Shares, the Company also issued warrants to purchase an aggregate of up to 4,253,165 additional Ordinary Shares (the “Warrants”). The Warrants were exercisable at a price of $4.74 per Ordinary Share and had a term of five years from the date of issuance. The Offering was made pursuant to the Company’s Registration Statement. Proceeds from the Offering were $19,767 (net of $1,233 issuance expenses).

During the period from January 1, 2021 through June 30, 2023, warrants to purchase an aggregate of 3,955,696 Ordinary Shares were exercised with proceeds of approximately $18,750, and the remaining warrants to purchase up to 297,469 Ordinary Shares expired in June 2023.

On October 10, 2018, the Company entered into a Master Clinical Trial Collaboration Agreement with Bristol Myers Squibb to evaluate the safety and tolerability of the Company’s COM701 in combination with Bristol Myers Squibb’s PD-1 immune checkpoint inhibitor Opdivo® (nivolumab), in patients with advanced solid tumors. In conjunction with the Master Clinical Agreement, Bristol Myers Squibb made a $12,000 equity investment in the Company.

Under the terms of the securities purchase agreement, Bristol Myers Squibb purchased 2,424,243 ordinary shares of the Company at a purchase price of $4.95 per share. The share price represented a 33% premium over the average closing price of the Company’s ordinary shares for twenty (20) Nasdaq trading days prior to the execution of the securities purchase agreement. The investment closed on October 12, 2018.

The premium over the fair market value in the amount of $4,121 represents the relative fair value of deferred participation of Bristol Myers Squibb in R&D expenses which are amortized over the period of the clinical trial based on the progress in the R&D, in accordance with ASC 808 “Collaborative Arrangements” and $7,788 (net of $91 issuance expenses) were considered equity investment.

In conjunction with the signing of the amendment to the Master Clinical Agreement in November 2021, Bristol Myers Squibb made a $20,000 investment in the Company, purchasing 2,332,815 ordinary shares of the Company at a purchase price of $8.57333 per share. The share price represented a 33% premium over the closing price of Company’s ordinary shares on the last Nasdaq trading day immediately prior to the execution of the securities purchase agreement.

The premium over the fair market value in the amount of $5,000 represents the relative fair value of deferred participation of Bristol Myers Squibb in R&D expenses (which are amortized over the period of the clinical trial, based on the progress in the R&D, in accordance with ASC 808 “Collaborative Arrangements”) and $14,958 (net of $42 issuance expenses) were considered equity investment.

In March 2020, the Company entered into an underwriting agreement with SVB Leerink LLC and Stifel, Nicolaus & Company, Incorporated, as representatives of the several underwriters relating to the issuance and sale in a public offering of 8,333,334 of the Company’s ordinary shares at a price to the public of $9.00 per share (and a price of $8.46 per share to the underwriters). Such shares were issued on March 16, 2020. In addition, the Company granted the underwriters a 30-day option to purchase additional ordinary shares at the price set forth above. On April 14, 2020, the Company issued and sold, pursuant to that underwriting agreement an additional 483,005 ordinary shares pursuant to the underwriters’ option specified above. The Company sold a total of 8,816,339 ordinary shares in the offering with proceeds of $74,147 (net of $5,200 issuance expenses).

On January 31, 2023, the Company entered into a Sales Agreement with Leerink Partners LLC (previously known as SVB Securities LLC) (“Leerink Partners”), as sales agent, pursuant to which the Company may offer and sell, from time to time through Leerink Partners, its ordinary shares through an “at the market offering” (ATM). The offer and sale of our ordinary shares, if any, will be made pursuant to the Company’s shelf registration statement on Form F-3, as supplemented by a prospectus supplement. Pursuant to the applicable prospectus supplement, the Company may offer and sell up to $50,000 of its ordinary shares. As of June 30, 2024, 2,905,550 shares were issued and sold through the ATM, with proceeds of approximately $3,643 (net of $530 issuance expenses).

b.	Share option plan:

Transactions related to the grant of options to employees, directors and non-employees under the Company’s 2010 Share Option Plan, as amended, during the six-month period ended June 30, 2024, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	8,373,745	4.65	6.61	1,912
Options granted	40,500	2.08
Options exercised	(1,744)	0.84
Options forfeited	(282,455)	4.55
Options expired	(140,000)	8.08

Options outstanding at end of year	7,990,046	4.58	6.19	1,205

Exercisable at end of year	5,245,345	5.68	4.99	124

During the six-month period ended June 30, 2024, the Company’s Board of Directors granted 40,500 options to purchase ordinary shares of the Company to employees. The exercise prices for such options range from $1.80 to $2.09 per share, with vesting to occur in up to four years.

The following table presents the assumptions used to estimate the fair value of the options granted in the periods presented:

	Six months ended June 30,
	2024	2023
	Unaudited

Volatility	92.7%-95.9%	75.9%-76.4%
Risk-free interest rate	3.9%-4.5%	3.3%-4.2%
Dividend yield	0%	0%
Expected life (years)	4.02	5.0-5.1

Weighted average fair value of options granted during the six-month periods ended June 30, 2024 and 2023 were $1.41 and $0.53, respectively.

During the six-month periods ended June 30, 2024 and 2023, the Company recorded share based compensation related to stock options in a total amount of $1,633 and $1,782, respectively.

As of June 30, 2024, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $3,405 which is expected to be recognized over a weighted average period of approximately 1.85 years.

For the six months ended June 30, 2024 and 2023, the total weighted average number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share were 8,002,799 and 7,460,568, respectively.

The stock-based compensation expenses related to stock options and ESPP are included as follows in the expense categories:

	Six months ended June 30,
	2024	2023
	Unaudited

Research and development expenses	$805	$1,002
Marketing and business development expenses	43	(41)
General and administrative expenses	785	821

Financial and other income, net	$1,633	$1,782